Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - EUR (€) € in Thousands	Dec. 31, 2015		Dec. 31, 2014
Assets measured at fair value
Derivative financial instruments	€ 133,803		€ 153,803
Short-term investments	950,000		334,864
Liabilities measured at fair value
Derivative financial instruments	20,860		67,755
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	133,803	[1]	153,803	[2]
Money market funds	659,295	[3]	426,742	[4]
Short-term investments	950,000	[5]	334,864	[6]
Total	1,743,098		915,409
Liabilities measured at fair value
Derivative financial instruments	20,860	[1]	67,755	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	1,100,849	[7]	1,139,628	[8]
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Money market funds	659,295	[3]	426,742	[4]
Short-term investments	0	[5]	334,864	[6]
Total	659,295		761,606
Liabilities measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	1,100,849	[7]	1,139,628	[8]
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	133,803	[1]	153,803	[2]
Money market funds	0	[3]	0	[4]
Short-term investments	950,000	[5]	0	[6]
Total	1,083,803		153,803
Liabilities measured at fair value
Derivative financial instruments	20,860	[1]	67,755	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	0	[7]	0	[8]
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Money market funds	0	[3]	0	[4]
Short-term investments	0	[5]	0	[6]
Total	0		0
Liabilities measured at fair value
Derivative financial instruments	0	[1]	0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	€ 0	[7]	€ 0	[8]

[1]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
[2]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
[3]	Money market funds are part of our cash and cash equivalents. See Note
[4]	Money market funds are part of our cash and cash equivalents. See Note
[5]	Short-term investments consist of deposits with an original maturity longer than three months.
[6]	Short-term investments consist of Dutch Treasury Certificates.
[7]	Long-term debt relates to Eurobonds. See Note 14.
[8]	Long-term debt relates to Eurobonds. See Note 14.